Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2026-02-23	12 Months Ended
Dec. 27, 2025
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Feb. 23, 2026
Aggregate Erroneous Compensation Not Yet Determined
As noted above, we maintain the Clawback Policy. Under the Clawback Policy, if the Company is required to restate its financial statements under certain circumstances, the Company must recover the excess incentive-based compensation received by any covered current or former executive officer that exceeds the amount that the covered executive officer otherwise would have received under the restated financial statements. The Clawback Policy applies to incentive-based compensation earned based on the attainment of financial performance measures during the three completed fiscal years immediately preceding the date on which the Company was required to prepare the accounting restatement and received on or after October 2, 2023, the effective date of the policy. Under the Clawback Policy, “covered executive officers” includes all individuals who (i) received incentive-based compensation on or after October 2, 2023 after the person began service as an executive officer of the Company, and (ii) served as an executive officer at any time during the performance period for such incentive-based compensation.
On February 23, 2026, the Audit Committee of the Board, after consultation with the Company’s management, concluded that we are required to issue the Restatement with respect to previously issued consolidated financial statements for fiscal year 2024 and fiscal year 2023.
In connection with the Restatement, the Committee is performing a comprehensive analysis (the “Clawback Analysis”) of the impact of the Restatement on incentive-based compensation received by its covered current and former executive officers under the Clawback Policy. The purpose of this analysis is to determine both the impact of the Restatement on incentive-based compensation received by the Company’s covered executive officers and whether any amounts erroneously paid to the covered executive officers based on the misstated financial statements will need to be recovered by the Company. In light of the Restatement, the Company anticipates that certain incentive-based compensation received by covered current or former executive officers will be subject to recovery under its Clawback Policy. The Company will disclose the outcome of that analysis, including any recovery determinations, as required once completed.